CURRENT AND DEFERRED TAX	12 Months Ended
Dec. 31, 2020
CURRENT AND DEFERRED TAX [Abstract]
CURRENT AND DEFERRED TAX [Text Block]

17. CURRENT AND DEFERRED TAX

The Company reported current and deferred tax expense of $Nil during the year ended December 31, 2020 in the consolidated statements of operations and comprehensive loss.

The income tax expense differs from that computed by applying the applicable Canadian federal and provincial statutory rates before taxes as follows:

	2020	2019
Income/(loss) before income taxes	$(27,163,617)	$(21,653,049)
Applicable statutory rate	27.00%	27.00%
Income tax expense at statutory rate	(7,334,177)	(5,846,323)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,159,905	5,809,720
Rate differential due to foreign operations	105,421	86,957
Share-based compensation	613,512	440,689
Reclamation	(553,771)	(613,798)
Non-deductible items	9,110	18,773
Other, net	—	103,982
Income tax expense	$—	$—
Effective tax rate	0%	0%

In the consolidated statements of financial position, deferred tax assets and liabilities have been offset where they relate to income taxes within the same taxation jurisdiction and where the Company has the legal right and intent to offset. The composition of deferred tax assets (liabilities) recognized on the consolidated statements of financial position is as follows:

	2020	2019
Exploration and development expenditures	$(116,759)	$(103,547)
Unrealized foreign exchange gain	—	(205)
Non-capital losses	406,692	358,260
Right-of-use assets	(289,933)	(254,508)
Total	$—	$—

Management believes that sufficient uncertainty exists regarding the realization of certain deferred tax assets such that they have not been recognized. The tax benefits not recognized reflect management's assessment regarding the future realization of Canadian and foreign tax assets and estimates of future earnings and taxable income in these jurisdictions as of December 31, 2020.

The amounts of deductible temporary differences and unused tax losses for which the Company has not recognized a deferred tax asset in the consolidated statements of financial position are as follows:

	2020	2019
Exploration and development expenditures	$31,158,835	$19,102,358
Non-capital losses	32,986,291	20,216,115
Share-issuance costs	4,546,660	3,544,757
Reclamation and remediation liabilities	5,779,035	4,980,425
Finance leases under IFRS 16	1,280,890	837,386
Unrealized foreign exchange losses	1,012,296	199,486
Charitable Contributions	11,100	10,000

Total differences and losses for which no deferred tax asset is recognized	$76,775,107	$48,890,527

As of December 31, 2020, and included in the above table, the Company and its subsidiaries had available Canadian non-capital loss carry forwards of approximately $14,985,800 which expire between the years 2038 and 2040 for which no deferred tax asset has been recognized and U.S. net operating loss carry forwards of approximately $1,128,600 (US$886,400) which expire in 2037 and approximately $16,871,700 (US$13,251,400) with no expiration for which no deferred tax asset has been recognized.